January 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock GA Dynamic Equity Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
January 31, 2025
BlackRock GA Dynamic Equity Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 0.3%
Glencore PLC	1,043,631	$ 4,508,951
Canada — 1.1%
Cameco Corp.	162,367	8,027,424
Suncor Energy, Inc.	195,210	7,324,321
		15,351,745
China — 1.0%
BYD Co. Ltd., Class H	162,500	5,710,305
Contemporary Amperex Technology Co. Ltd., Class A	100,500	3,554,229
Tencent Holdings Ltd.	73,600	3,872,477
		13,137,011
Denmark — 0.7%
DSV A/S	21,938	4,370,361
Novo Nordisk A/S, Class B	58,840	4,967,543
		9,337,904
France — 3.0%
Accor SA	120,652	6,202,684
Cie de Saint-Gobain SA	107,469	10,077,733
EssilorLuxottica SA	26,143	7,175,173
Hermes International SCA	3,209	9,025,823
LVMH Moet Hennessy Louis Vuitton SE	13,151	9,618,698
		42,100,111
Germany — 0.4%
adidas AG	22,764	6,001,954
Hong Kong — 0.2%
AIA Group Ltd.	439,800	3,091,857
Italy — 2.2%
Intesa Sanpaolo SpA	4,400,905	19,048,574
UniCredit SpA	248,250	11,400,450
		30,449,024
Japan — 1.9%
Hoya Corp.	83,778	11,250,200
Keyence Corp.	23,400	10,078,584
Mitsui & Co. Ltd.	273,500	5,413,108
		26,741,892
Netherlands — 1.0%
ASML Holding NV	19,190	14,196,054
Spain — 0.5%
Cellnex Telecom SA(a)	196,837	6,592,701
Switzerland — 0.5%
Galderma Group AG(b)	60,171	7,313,675
Taiwan — 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	213,000	7,108,467
United Arab Emirates — 0.0%
NMC Health PLC(b)(c)	504	—
United Kingdom — 3.6%
BAE Systems PLC	960,056	14,512,422
Compass Group PLC	345,649	11,909,118
National Grid PLC	895,247	10,860,462
RELX PLC	241,036	11,968,986
		49,250,988
United States — 75.0%
Adobe, Inc.(b)	29,114	12,735,920
Air Products and Chemicals, Inc.	14,224	4,768,738
Alphabet, Inc., Class C	275,435	56,629,436
Security	Shares	Value
United States (continued)
Amazon.com, Inc.(b)(d)	227,303	$ 54,025,377
Apollo Global Management, Inc.	40,941	7,000,092
Apple, Inc.(d)	188,477	44,480,572
Autodesk, Inc.(b)	39,085	12,168,724
Bank of America Corp.	560,817	25,965,827
Boeing Co.(b)	73,950	13,053,654
Boston Scientific Corp.(b)	116,591	11,934,255
Broadcom, Inc.	95,251	21,076,189
Capital One Financial Corp.	75,998	15,481,553
CF Industries Holdings, Inc.	92,830	8,559,854
Chevron Corp.	68,246	10,181,621
Chipotle Mexican Grill, Inc.(b)	99,100	5,782,485
Citigroup, Inc.	93,920	7,647,906
Confluent, Inc., Class A(b)	281,721	8,361,479
Costco Wholesale Corp.	22,224	21,776,853
CRH PLC	100,698	9,972,123
Danaher Corp.	46,277	10,307,739
Datadog, Inc., Class A(b)	50,819	7,252,379
Delta Air Lines, Inc.	195,039	13,120,273
Discover Financial Services	35,495	7,137,690
Eaton Corp. PLC	18,808	6,139,683
Edwards Lifesciences Corp.(b)	56,684	4,106,756
Eli Lilly & Co.	21,960	17,811,317
EQT Corp.	161,538	8,257,823
Freeport-McMoRan, Inc.	220,388	7,900,910
Hess Corp.	30,935	4,300,893
Home Depot, Inc.	44,356	18,273,785
HubSpot, Inc.(b)	7,830	6,103,720
Ingersoll Rand, Inc.	83,418	7,824,608
Intuitive Surgical, Inc.(b)	21,647	12,379,486
JPMorgan Chase & Co.	107,153	28,641,997
Liberty Media Corp.-Liberty Live, Class C(b)	6,509	478,997
Live Nation Entertainment, Inc.(b)	73,034	10,566,559
Marsh & McLennan Cos., Inc.	99,132	21,499,748
Marvell Technology, Inc.	13,930	1,572,140
Mastercard, Inc., Class A	43,506	24,164,538
McKesson Corp.	4,383	2,606,789
Merck & Co., Inc.	62,605	6,186,626
Meta Platforms, Inc., Class A	54,373	37,472,784
Micron Technology, Inc.	178,584	16,294,004
Microsoft Corp.	156,515	64,963,116
NextEra Energy, Inc.	166,269	11,898,210
NVIDIA Corp.	446,704	53,635,749
Oracle Corp.	106,077	18,039,455
Progressive Corp.	53,247	13,122,191
Salesforce, Inc.	38,941	13,306,140
Sanofi SA	70,986	7,714,903
ServiceNow, Inc.(b)	9,368	9,540,184
ServiceTitan, Inc.(b)	10,169	1,045,068
Shell PLC	478,012	15,815,159
Shell PLC, ADR	26,485	1,744,037
Stryker Corp.	38,778	15,173,444
Tesla, Inc.(b)	53,150	21,504,490
TJX Cos., Inc.	192,583	24,032,433
Toll Brothers, Inc.	36,215	4,918,359
Trane Technologies PLC	39,112	14,187,878
Union Pacific Corp.	51,809	12,837,752
UnitedHealth Group, Inc.	45,445	24,653,458
Valero Energy Corp.	63,331	8,423,023
Visa, Inc., Class A	16,709	5,711,136
Vistra Corp.	61,523	10,337,710
Walmart, Inc.	241,489	23,704,560

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock GA Dynamic Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Walt Disney Co.	105,008	$ 11,872,204
Wells Fargo & Co.	259,531	20,451,043
Williams Cos., Inc.	77,335	4,286,679
		1,044,922,283
Total Common Stocks — 91.9% (Cost: $1,088,675,742)		1,280,104,617
Investment Companies
United States — 1.9%
iShares Biotechnology ETF(e)	5,800	804,228
iShares Core S&P Small-Cap ETF(e)	4,169	493,776
iShares MSCI China ETF(e)	19,824	959,680
SPDR Gold Shares(b)	89,304	23,090,442
SPDR S&P Homebuilders ETF	4,163	451,269
SPDR S&P Regional Banking ETF	9,865	632,939
Total Investment Companies — 1.9% (Cost: $25,432,348)		26,432,334
Total Long-Term Investments — 93.8% (Cost: $1,114,108,090)		1,306,536,951
Short-Term Securities
Money Market Funds — 6.2%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.26%(e)(f)	85,918,096	85,918,096
Total Short-Term Securities — 6.2% (Cost: $85,918,096)		85,918,096
Options Purchased — 0.2% (Cost: $6,536,109)		3,500,131
Total Investments Before Options Written — 100.2% (Cost: $1,206,562,295)		1,395,955,178
Options Written — (0.1)% (Premiums Received: $(1,036,694))		(1,601,727)
Total Investments, Net of Options Written — 100.1% (Cost: $1,205,525,601)		1,394,353,451
Liabilities in Excess of Other Assets — (0.1)%		(913,813)
Net Assets — 100.0%		$ 1,393,439,638

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 56,778,198	$ 29,139,898 (a)	$ —	$ —	$ —	$ 85,918,096	85,918,096	$ 3,272,374	$ —
iShares Biotechnology ETF	—	829,889	—	—	(25,661)	804,228	5,800	1,524	—
iShares Core S&P Small-Cap ETF	—	484,690	—	—	9,086	493,776	4,169	6,889	—
iShares MSCI China ETF	830,031	—	—	—	129,649	959,680	19,824	21,442	—
				$ —	$ 113,074	$ 88,175,780		$ 3,302,229	$ —

(a)	Represents net amount purchased (sold).
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock GA Dynamic Equity Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
NSE IFSC Nifty 50 Index	128	02/27/25	$ 6,030	$ 120,589
Nikkei 225 Index	53	03/13/25	13,462	71,472
S&P/TSE 60 Index	4	03/20/25	849	10,974
E-mini Russell 2000 Index	50	03/21/25	5,739	(205,263)
S&P 500 E-Mini Index	11	03/21/25	3,337	(3,175)
				(5,403)
Short Contracts
CAC 40 Index	18	02/21/25	1,484	(97,708)
SPI 200 Index	4	03/20/25	529	(16,047)
NASDAQ 100 E-Mini Index	25	03/21/25	10,795	83,893
				(29,862)
				$ (35,265)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	1,562,931,339	USD	10,108,115	Citibank N.A.	03/19/25	$ 18,850
JPY	414,309,218	USD	2,662,709	JPMorgan Chase Bank N.A.	03/19/25	21,794
USD	2,365,045	CHF	2,106,002	HSBC Bank PLC	03/19/25	41,399
USD	3,130,691	CNY	22,509,046	Barclays Bank PLC	03/19/25	9,997
USD	5,096,718	DKK	36,342,923	Royal Bank of Canada	03/19/25	31,866
USD	2,816,723	EUR	2,695,767	Barclays Bank PLC	03/19/25	14,465
USD	10,338,927	EUR	9,806,586	Deutsche Bank AG	03/19/25	144,950
USD	4,622,801	EUR	4,419,482	JPMorgan Chase Bank N.A.	03/19/25	28,736
USD	1,738,154	GBP	1,387,903	JPMorgan Chase Bank N.A.	03/19/25	17,537
USD	3,335,091	GBP	2,616,119	UBS AG	03/19/25	91,825
USD	6,980,229	HKD	54,215,953	Bank of America N.A.	03/19/25	14,820
USD	1,658,377	KRW	2,365,260,757	BNP Paribas SA	03/19/25	32,522
USD	6,245,592	TWD	201,982,451	BNP Paribas SA	03/19/25	111,364
						580,125
AUD	36,255,933	USD	23,108,698	Natwest Markets PLC	03/19/25	(564,246)
CAD	9,739,421	USD	6,797,503	Natwest Markets PLC	03/19/25	(83,639)
CAD	35,779,132	USD	25,374,963	Societe Generale	03/19/25	(710,641)
CHF	2,616,281	USD	2,908,372	Barclays Bank PLC	03/19/25	(21,712)
CHF	21,541,509	USD	24,619,599	UBS AG	03/19/25	(851,891)
DKK	28,739,971	USD	4,067,400	Citibank N.A.	03/19/25	(62,116)
JPY	4,502,579,731	USD	29,895,970	HSBC Bank PLC	03/19/25	(721,645)
SEK	99,397,794	USD	9,102,525	Royal Bank of Canada	03/19/25	(114,651)
						(3,130,541)
						$ (2,550,416)
Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
SPDR S&P 500 ETF Trust	809	02/14/25	USD	620.00	USD	48,687	$ 59,866
Apple, Inc.	645	02/21/25	USD	250.00	USD	15,222	66,111
Eli Lilly & Co.	37	02/21/25	USD	780.00	USD	3,001	173,437
Netflix, Inc.	68	02/21/25	USD	900.00	USD	6,642	558,110
NVIDIA Corp.	1,500	02/21/25	USD	160.00	USD	18,011	61,500
Salesforce, Inc.	208	02/21/25	USD	390.00	USD	7,107	8,528

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock GA Dynamic Equity Fund

Exchange-Traded Options Purchased (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
SPDR Gold Shares	635	02/21/25	USD	260.00	USD	16,419	$ 215,900
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	178	02/21/25	USD	230.00	USD	3,726	34,621
SPDR Gold Shares	636	02/28/25	USD	263.00	USD	16,444	185,394
Boston Scientific Corp.	208	03/21/25	USD	105.00	USD	2,129	54,080
Meta Platforms, Inc., Class A	189	03/21/25	USD	730.00	USD	13,026	291,060
SPDR Gold Shares	369	03/21/25	USD	255.00	USD	9,541	285,975
SPDR S&P Regional Banking ETF	458	03/21/25	USD	65.00	USD	2,939	114,958
SPDR S&P Regional Banking ETF	631	03/21/25	USD	66.00	USD	4,048	125,884
KraneShares CSI China Internet ETF	811	05/16/25	USD	37.00	USD	2,537	83,127
							2,318,551
Put
SPDR S&P 500 ETF Trust	408	02/07/25	USD	582.00	USD	24,554	21,828
Adobe, Inc.	16	02/21/25	USD	405.00	USD	700	2,536
Adobe, Inc.	3	02/21/25	USD	415.00	USD	131	935
Alphabet, Inc., Class C	91	02/21/25	USD	185.00	USD	1,871	14,514
Alphabet, Inc., Class C	19	02/21/25	USD	190.00	USD	391	4,484
Amazon.com, Inc.	72	02/21/25	USD	215.00	USD	1,711	15,480
Amazon.com, Inc.	16	02/21/25	USD	220.00	USD	380	4,920
Apple, Inc.	76	02/21/25	USD	220.00	USD	1,794	8,664
Apple, Inc.	18	02/21/25	USD	215.00	USD	425	1,269
Autodesk, Inc.	16	02/21/25	USD	280.00	USD	498	1,400
Bank of America Corp.	242	02/21/25	USD	45.00	USD	1,120	11,737
Boeing Co.	22	02/21/25	USD	160.00	USD	388	1,320
Boeing Co.	4	02/21/25	USD	165.00	USD	71	468
Boston Scientific Corp.	78	02/21/25	USD	95.00	USD	798	4,290
Broadcom, Inc.	63	02/21/25	USD	200.00	USD	1,394	14,301
Cameco Corp.	68	02/21/25	USD	45.00	USD	336	5,372
Capital One Financial Corp.	25	02/21/25	USD	180.00	USD	509	875
Capital One Financial Corp.	4	02/21/25	USD	185.00	USD	81	240
CF Industries Holdings, Inc.	84	02/21/25	USD	85.00	USD	775	5,250
Chevron Corp.	36	02/21/25	USD	150.00	USD	537	14,310
Chipotle Mexican Grill, Inc.	55	02/21/25	USD	55.00	USD	321	6,160
Confluent, Inc., Class A	99	02/21/25	USD	25.00	USD	294	9,653
Costco Wholesale Corp.	10	02/21/25	USD	885.00	USD	980	1,075
Costco Wholesale Corp.	2	02/21/25	USD	905.00	USD	196	371
Danaher Corp.	20	02/21/25	USD	230.00	USD	445	15,500
Datadog Inc., Class A	508	02/21/25	USD	135.00	USD	7,250	227,330
Delta Air Lines, Inc.	55	02/21/25	USD	65.00	USD	370	6,133
Discover Financial Services	14	02/21/25	USD	175.00	USD	282	1,680
Discover Financial Services	2	02/21/25	USD	180.00	USD	40	200
Eli Lilly & Co.	7	02/21/25	USD	700.00	USD	568	1,159
Freeport-McMoRan, Inc.	127	02/21/25	USD	35.00	USD	455	10,414
Home Depot, Inc.	22	02/21/25	USD	390.00	USD	906	3,960
Home Depot, Inc.	3	02/21/25	USD	395.00	USD	124	753
HubSpot, Inc.	104	02/21/25	USD	670.00	USD	8,107	52,000
Intuitive Surgical, Inc.	7	02/21/25	USD	555.00	USD	400	3,675
Intuitive Surgical, Inc.	2	02/21/25	USD	570.00	USD	114	1,960
JPMorgan Chase & Co.	52	02/21/25	USD	240.00	USD	1,390	2,132
JPMorgan Chase & Co.	6	02/21/25	USD	250.00	USD	160	462
Live Nation Entertainment, Inc.	34	02/21/25	USD	130.00	USD	492	1,700
Mastercard, Inc., Class A	20	02/21/25	USD	500.00	USD	1,111	880
Mastercard, Inc., Class A	4	02/21/25	USD	505.00	USD	222	210
Meta Platforms, Inc., Class A	3	02/21/25	USD	585.00	USD	207	312
Micron Technology, Inc.	84	02/21/25	USD	90.00	USD	766	28,560
Microsoft Corp.	69	02/21/25	USD	410.00	USD	2,864	36,915
Microsoft Corp.	14	02/21/25	USD	405.00	USD	581	6,755
NVIDIA Corp.	253	02/21/25	USD	120.00	USD	3,038	179,630
Oracle Corp.	45	02/21/25	USD	155.00	USD	765	3,578
Salesforce, Inc.	12	02/21/25	USD	310.00	USD	410	1,218
ServiceNow, Inc.	100	02/21/25	USD	940.00	USD	10,184	56,000
SPDR S&P 500 ETF Trust	125	02/21/25	USD	580.00	USD	7,523	25,562
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock GA Dynamic Equity Fund

Exchange-Traded Options Purchased (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put (continued)
SPDR S&P 500 ETF Trust	226	02/21/25	USD	570.00	USD	13,601	$ 27,346
Tesla, Inc.	25	02/21/25	USD	385.00	USD	1,012	28,250
TJX Cos., Inc.	16	02/21/25	USD	120.00	USD	200	784
TJX Cos., Inc.	124	02/21/25	USD	115.00	USD	1,547	1,984
Walmart, Inc.	117	02/21/25	USD	85.00	USD	1,148	2,165
Walmart, Inc.	16	02/21/25	USD	90.00	USD	157	760
SPDR S&P 500 ETF Trust	359	02/28/25	USD	595.00	USD	21,605	213,605
							1,095,024
							$ 3,413,575
OTC Options Purchased
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Nifty 50 Monthly Index	Morgan Stanley & Co. International PLC	152	03/27/25	USD	26,000.00	USD	3,573	$ 4,143
Put
S&P 500 Index	Barclays Bank PLC	690	03/21/25	USD	5,750.00	USD	4,168	27,889
S&P 500 Index	Goldman Sachs International	690	03/21/25	USD	5,700.00	USD	4,168	23,765
S&P 500 Index	UBS AG	690	03/21/25	USD	5,780.00	USD	4,168	30,759
								82,413
								$ 86,556
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Adobe, Inc.	22	02/21/25	USD	465.00	USD	962	$ (5,445)
Alphabet, Inc., Class C	289	02/21/25	USD	200.00	USD	5,942	(313,565)
Alphabet, Inc., Class C	91	02/21/25	USD	215.00	USD	1,871	(35,945)
Alphabet, Inc., Class C	37	02/21/25	USD	220.00	USD	761	(9,861)
Amazon.com, Inc.	546	02/21/25	USD	250.00	USD	12,977	(259,350)
Amazon.com, Inc.	72	02/21/25	USD	245.00	USD	1,711	(46,800)
Apple, Inc.	36	02/21/25	USD	245.00	USD	850	(7,002)
Autodesk, Inc.	19	02/21/25	USD	320.00	USD	592	(8,455)
Bank of America Corp.	284	02/21/25	USD	50.00	USD	1,315	(2,414)
Boeing Co.	30	02/21/25	USD	190.00	USD	530	(3,495)
Boston Scientific Corp.	92	02/21/25	USD	105.00	USD	942	(14,950)
Cameco Corp.	68	02/21/25	USD	55.00	USD	336	(5,202)
Capital One Financial Corp.	33	02/21/25	USD	210.00	USD	672	(7,590)
Chipotle Mexican Grill, Inc.	64	02/21/25	USD	65.00	USD	373	(3,424)
Confluent, Inc., Class A	117	02/21/25	USD	33.00	USD	347	(18,720)
Costco Wholesale Corp.	13	02/21/25	USD	990.00	USD	1,274	(18,915)
Discover Financial Services	18	02/21/25	USD	210.00	USD	362	(3,240)
Eli Lilly & Co.	8	02/21/25	USD	820.00	USD	649	(19,620)
Home Depot, Inc.	22	02/21/25	USD	440.00	USD	906	(1,617)
Home Depot, Inc.	6	02/21/25	USD	430.00	USD	247	(1,200)
JPMorgan Chase & Co.	65	02/21/25	USD	270.00	USD	1,737	(23,887)
Live Nation Entertainment, Inc.	41	02/21/25	USD	150.00	USD	593	(8,610)
Mastercard, Inc., Class A	28	02/21/25	USD	560.00	USD	1,555	(20,230)
Netflix, Inc.	35	02/21/25	USD	1,020.00	USD	3,419	(26,250)
Netflix, Inc.	33	02/21/25	USD	960.00	USD	3,223	(111,457)
Oracle Corp.	54	02/21/25	USD	175.00	USD	918	(17,550)
Salesforce, Inc.	10	02/21/25	USD	360.00	USD	342	(2,940)
Salesforce, Inc.	3	02/21/25	USD	350.00	USD	103	(1,733)
SPDR Gold Shares	635	02/21/25	USD	275.00	USD	16,419	(38,100)
SPDR S&P 500 ETF Trust	56	02/21/25	USD	604.00	USD	3,370	(40,236)
TJX Cos., Inc.	157	02/21/25	USD	130.00	USD	1,959	(3,768)

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock GA Dynamic Equity Fund

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Walmart, Inc.	148	02/21/25	USD	100.00	USD	1,453	$ (31,894)
SPDR Gold Shares	636	02/28/25	USD	280.00	USD	16,444	(40,704)
Meta Platforms, Inc., Class A	189	03/21/25	USD	800.00	USD	13,026	(67,095)
SPDR Gold Shares	369	03/21/25	USD	270.00	USD	9,541	(83,025)
SPDR S&P Regional Banking ETF	458	03/21/25	USD	72.00	USD	2,939	(36,640)
SPDR S&P Regional Banking ETF	631	03/21/25	USD	73.00	USD	4,048	(41,015)
KraneShares CSI China Internet ETF	811	05/16/25	USD	44.00	USD	2,537	(25,952)
							(1,407,896)
Put
Datadog Inc., Class A	508	02/21/25	USD	120.00	USD	7,250	(60,960)
HubSpot, Inc.	104	02/21/25	USD	630.00	USD	8,107	(27,820)
Salesforce, Inc.	208	02/21/25	USD	320.00	USD	7,107	(43,784)
Boston Scientific Corp.	208	03/21/25	USD	92.50	USD	2,129	(14,040)
SPDR S&P Regional Banking ETF	200	03/21/25	USD	52.00	USD	1,283	(32,400)
							(179,004)
							$ (1,586,900)
OTC Options Written
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)	Value
Put
Nifty 50 Monthly Index	Morgan Stanley & Co. International PLC	152	03/27/25	USD	22,000.00	3,573	$ (14,827)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$ —	$ 4,508,951	$ —	$ 4,508,951
Canada	15,351,745	—	—	15,351,745
China	—	13,137,011	—	13,137,011
Denmark	—	9,337,904	—	9,337,904
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock GA Dynamic Equity Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
France	$ —	$ 42,100,111	$ —	$ 42,100,111
Germany	—	6,001,954	—	6,001,954
Hong Kong	—	3,091,857	—	3,091,857
Italy	—	30,449,024	—	30,449,024
Japan	—	26,741,892	—	26,741,892
Netherlands	—	14,196,054	—	14,196,054
Spain	—	6,592,701	—	6,592,701
Switzerland	7,313,675	—	—	7,313,675
Taiwan	—	7,108,467	—	7,108,467
United Arab Emirates	—	—	—	—
United Kingdom	—	49,250,988	—	49,250,988
United States	1,021,392,221	23,530,062	—	1,044,922,283
Investment Companies	26,432,334	—	—	26,432,334
Short-Term Securities
Money Market Funds	85,918,096	—	—	85,918,096
Options Purchased
Equity Contracts	3,413,575	86,556	—	3,500,131
	$ 1,159,821,646	$ 236,133,532	$ —	$ 1,395,955,178
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 94,867	$ 192,061	$ —	$ 286,928
Foreign Currency Exchange Contracts	—	580,125	—	580,125
Liabilities
Equity Contracts	(1,811,385)	(112,535)	—	(1,923,920)
Foreign Currency Exchange Contracts	—	(3,130,541)	—	(3,130,541)
	$ (1,716,518)	$ (2,470,890)	$ —	$ (4,187,408)

(a)
Derivative financial instruments are futures contracts, forward foreign currency exchange contracts and options written. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
SEK	Swedish Krona
TWD	New Taiwan Dollar
USD	United States Dollar

Portfolio Abbreviation
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
Portfolio Abbreviation (continued)
S&P	Standard & Poor’s
SCA	Societe en Commandite par Actions
SPDR	Standard & Poor’s Depository Receipt